Basic and Diluted Earnings Per Share Under Guidance of ASC 260 (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Basic EPS:
Net income	$ 322,872		$ 244,750		$ 244,280
Basic EPS(a)/(b)	$ 1.73	[1]	$ 1.30	[1]	$ 1.30	[1]
Diluted EPS:
Net income	322,872		244,750		244,280
Diluted EPS(c)/(d)	$ 1.72	[1]	$ 1.29	[1]	$ 1.29	[1]
Common Stock
Basic EPS:
Net income	322,872		244,750		244,280
Less income allocated to nonvested awards	(3,308)		(1,595)		(800)
Net income allocated to common stock for EPS calculation(a)	319,564		243,155		243,480
Average common shares outstanding(b)	184,297		187,145		187,403
Basic EPS(a)/(b)	$ 1.73		$ 1.30		$ 1.30
Diluted EPS:
Net income	322,872		244,750		244,280
Less income allocated to nonvested awards	(3,288)		(1,585)		(796)
Net income allocated to common stock for EPS calculation(c)	319,584		243,165		243,484
Average common shares outstanding	184,297		187,145		187,403
Increase due to assumed issuance of shares related to common equivalent shares outstanding	1,459		1,648		1,262
Average common and common equivalent shares outstanding(d)	185,756		188,793		188,665
Diluted EPS(c)/(d)	$ 1.72		$ 1.29		$ 1.29
Participating Securities
Basic EPS:
Less income allocated to nonvested awards	3,308		1,595		800
Net income allocated to common stock for EPS calculation(a)	3,308		1,595		800
Average common shares outstanding(b)	1,925		1,246		627
Basic EPS(a)/(b)	$ 1.72		$ 1.28		$ 1.28
Diluted EPS:
Less income allocated to nonvested awards	3,288		1,585		796
Net income allocated to common stock for EPS calculation(c)	$ 3,288		$ 1,585		$ 796
Average common shares outstanding	1,925		1,246		627
Average common and common equivalent shares outstanding(d)	1,925		1,246		627
Diluted EPS(c)/(d)	$ 1.71		$ 1.27		$ 1.27

[1]	EPS amounts may not total due to rounding